Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Earnings per share [abstract]
Basic earnings/(loss) per share from continuing operations	$ (0.04)	$ 0.19	$ (0.31)
Basic earnings/(loss) per share from discontinued operation	0.02	0.00	(0.01)
Diluted basic earnings/(loss) per share from continuing operations	$ (0.04)	$ 0.19	$ (0.31)
The weighted average number of shares has been adjusted by the following to arrive at the diluted number of ordinary shares:
Weighted average number of shares	820,611,806	809,889,990	774,763,151
Share options in issue	6,308,615	192,201
Diluted number of ordinary shares	826,920,421	810,082,191	774,763,151
Diluted basic earnings/(loss) per share from discontinued operation	$ 0.02	$ 0.00	$ (0.01)
Headline earnings/(loss) per share from continuing operations	$ 0.26	$ 0.24	$ (0.05)
Long-form headline earnings/(loss) reconciliation
(Loss)/profit attributable to owners of the parent from continuing operations	$ (31.8)	$ 157.0	$ (239.1)
Profit on disposal of investments, net	0.0	(2.3)	(0.1)
Profit on disposal of investments	0.0	(2.3)	(0.1)
Taxation effect	0.0	0.0	0.0
(Profit)/loss on disposal of assets, net	(2.6)	(41.0)	0.5
(Profit)/loss on disposal of assets	(4.0)	(48.0)	0.1
Taxation effect	1.2	7.0	0.2
Non-controlling interest effect	0.2	0.0	0.2
Impairment, reversal of impairment and write-off of investments and assets and other, net	246.7	84.6	202.3
Impairment, net of reversal of impairment of investments and assets	200.2	76.5	198.9
Write-off of exploration and evaluation assets	51.5	41.4	29.1
Taxation effect	(4.3)	(32.1)	(23.4)
Non-controlling interest effect	(0.7)	(1.2)	(2.3)
Headline earnings/(loss) from continuing operations	$ 212.3	$ 198.3	$ (36.4)
Headline earnings/(loss) per share from discontinued operation	$ 0.00	$ 0.01	$ 0.00
Profit/(loss) attributable to owners of the parent from discontinued operations	$ 13.1	$ 1.2	$ (8.2)
Impairment and write-off of investments and assets and other, net	(15.5)	4.3	11.2
Impairment of assets	0.0	0.0	14.2
Gain on sale of discontinued operation	(23.5)	0.0	0.0
Write-off of exploration and evaluation assets	1.5	6.1	1.7
Taxation effect	6.5	(1.8)	(4.7)
Headline (loss)/earnings from discontinuing operations	$ (2.4)	$ 5.5	$ 3.0
Diluted headline earnings/(loss) per share from continuing operations	$ 0.26	$ 0.24	$ (0.05)
Diluted headline (loss)/earnings per share from discontinued operations	$ 0.00	$ 0.01	$ 0.00

[1]	As Restated - Refer note 40 for further details.